Property, Equipment and Leasehold Improvements (Details) - Schedule of Property, Equipment and Leasehold Improvements - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Subtotal	$ 5,546	$ 5,444	$ 1,704
Less: Accumulated depreciation	(2,087)	(1,623)	(779)
Property, equipment and leasehold improvements, net	3,459	3,821	925
Furniture / Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	897	897	159
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	3,681	3,640	708
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	106	106	106
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 862	$ 801	$ 731